Property and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of property, plant and equipment [Abstract]
Disclosure of property, plant and equipment [text block]
7.	Property and equipment

A breakdown of cost, accumulated depreciation, additions and disposals for property and equipment is as follows:

	IT equipment	Furniture and fixtures	Leasehold improvement	Other equipment	Total
Cost:
Balance as of January 1, 2015	3,136	2,147	7,458	460	13,201
Additions	368	30	179	38	615
Disposals	(138)	(175)	(225)	(41)	(579)
Balance as of December 31, 2015	3,366	2,002	7,412	457	13,237
Additions	1,436	2,137	239	161	3,973
Disposals	(416)	(361)	(880)	-	(1,657)
Balance as of December 31, 2016	4,386	3,778	6,771	618	15,553
Additions	246	461	39	1,908	2,654
Disposals	(462)	(2,255)	-	(21)	(2,738)
Balance as of December 31, 2017	4,170	1,984	6,810	2,505	15,469

Accumulated depreciation:
Balance as of January 1, 2015	2,397	1,339	2,202	302	6,240
Depreciation expense of the year	388	322	556	105	1,371
Disposals	(114)	(170)	(222)	(41)	(547)
Balance as of December 31, 2015	2,671	1,491	2,536	366	7,064
Depreciation expense of the year	483	384	513	77	1,457
Disposals	(412)	(230)	(875)	-	(1,517)
Balance as of December 31, 2016	2,742	1,645	2,174	443	7,004
Depreciation expense of the year	587	149	474	368	1,578
Disposals	(459)	(54)	-	(20)	(533)
Balance as of December 31, 2017	2,870	1,740	2,648	791	8,049

Carrying amounts as of:
December 31, 2017	1,300	244	4,162	1,714	7,420
December 31, 2016	1,644	2,133	4,597	175	8,549
December 31, 2015	695	511	4,876	91	6,173